Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 270	$ 255
Additions based on tax positions related to the current year	30	19
Additions for tax positions of prior years	11	39
Reductions for tax positions of prior years	(32)	(5)
Reductions for tax positions as a result of lapse of statute	(1)	(37)
Settlements	(38)	(1)
Balance, end of year	$ 240	$ 270